Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 49,391,627	$ 20,535,210
Cash at banks and on hand	44,391,627	20,535,210
Short-term deposits	5,000,000
Cash and cash equivalents	49,391,627	20,535,210
USD - United States dollar [Member]
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	46,129,886	18,867,216
GBP - Sterling [Member]
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	792,017	432,044
EUR - EURO [Member]
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	148,519
AUD - Australian dollar [Member]
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,769,872	978,513
ZAR - South African Rand [Member]
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	50,587
TZS - Tanzania Shilling [Member]
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 500,787	$ 257,437